MATERIAL PARTLY-OWNED SUBSIDIARIES - Summarized Financial Information of Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized statements of comprehensive income
Revenue	$ 489,679	$ 472,672	$ 425,772
Profit/(loss) before tax	6,717	9,377	464
Income tax expense	1,503	2,809	162
Profit/(loss) for the year	5,214	6,568	302
Other comprehensive income/(loss)	16,676	(5,823)	3,175
Total comprehensive income for the year, net of tax	21,890	745	3,477
Profit/(loss) attributable to non-controlling interests	1,544	3,082	(3,565)
Summarized balance sheets
Current assets	309,099	271,661
Non-current assets	72,596	68,199
Current liabilities	(131,822)	(108,022)
Non-current liabilities	(12,921)	(16,473)
Equity attributable to:
Equity holders of the parent	170,292	154,958
Non-controlling interests	66,660	60,407
Summarized cash flow information
Operating	(7,755)	24,300	(6,090)
Investing	(4,267)	(3,373)	(4,860)
Financing	9,069	(24,258)	(5,505)
Effect of changes in exchange rate on cash	2,081	(604)	408
Net decrease in cash and cash equivalents	(872)	(3,935)	(16,047)
CTW consolidated
Summarized statements of comprehensive income
Revenue	176,862	172,793	166,933
Profit/(loss) before tax	3,268	7,234	(7,587)
Income tax expense	302	1,036	39
Profit/(loss) for the year	2,966	6,198	(7,626)
Other comprehensive income/(loss)	10,259	(270)	3,252
Total comprehensive income for the year, net of tax	13,225	5,928	(4,374)
Profit/(loss) attributable to non-controlling interests	1,456	3,042	(3,742)
Dividends paid to non-controlling interests	285	0	285
Summarized balance sheets
Current assets	143,174	118,112
Non-current assets	49,491	46,542
Current liabilities	(57,916)	(38,805)
Non-current liabilities	(6,933)	(10,659)
Total equity	127,816	115,190
Equity attributable to:
Equity holders of the parent	65,097	58,666
Non-controlling interests	62,719	56,524
Summarized cash flow information
Operating	(18,502)	29,970	(11,954)
Investing	(2,818)	(1,589)	(1,418)
Financing	14,858	(23,746)	(144)
Effect of changes in exchange rate on cash	1,393	147	27
Net decrease in cash and cash equivalents	$ (5,069)	$ 4,782	$ (13,489)